Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The Company has designed its cybersecurity strategy and control framework based on ISO 27001, NIST, and other relevant industry standards, with the aim of protecting its networks and applications thereby ensuring the confidentiality of sensitive information maintained as part of its business operations as well as secure its resources. Such information and resources, if breached, could have a material impact on the Company’s operations. The Company continues to invest in its security monitoring capabilities required to alert on suspicious activity and has in place response and recovery strategies that supports its ability to restore critical business operations in a controlled and step-wise manner. Additionally, we continually evaluate our internal systems, processes and controls to identify potential vulnerabilities and mitigate potential loss from cyber-attacks. Some of the activities described above, such as equipment monitoring and vulnerability identification, are outsourced to third parties that have the appropriate capacity and experience through contracts that guarantee the confidentiality of the information handled
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The Company has designed its cybersecurity strategy and control framework based on ISO 27001, NIST, and other relevant industry standards, with the aim of protecting its networks and applications thereby ensuring the confidentiality of sensitive information maintained as part of its business operations as well as secure its resources
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	To more effectively protect against, detect and respond to cybersecurity threats, the Company’s Audit Committee is tasked with overseeing the maintenance of a cybersecurity risk management program
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	our Audit Committee receives regular reports from the Cybersecurity Committee, in addition to the status of projects to strengthen the Company’s information security systems, assessments of the Company’s security program and the emerging threat landscape. The Cybersecurity Committee reports to the Board of Directors at least annually on current trends and developments within the cybersecurity landscape. In addition to these reporting requirements, the Company has instituted a policy for escalating risks through various channels, with ultimate disclosure to the Board of Directors.
Cybersecurity Risk Role of Management [Text Block]	The Audit Committee oversees our Cybersecurity Committee, formally created in 2023, that is responsible for leading enterprise-wide cybersecurity strategy, policy, standards, architecture and processes.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Cybersecurity Committee
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Cybersecurity Committee is chaired by the Company’s IT Operations & Master Data Management Director along with our IT Security and Compliance Manager. Our IT Operations & Master Data Management Director has 10 years of experience in cybersecurity and IT operations management roles. Our IT Security and Compliance Manager is CISA - ISACA and CC certified and has more than 15 years of experience in the IT space. He additionally holds an MsC in Computer Science as well as holding advanced degrees in Audit, Security, Governance and Law on IT. The remaining members of the cybersecurity committee have experience in cybersecurity through past work experience, formal certifications and/or degrees or other relevant experience
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	the Company has instituted a policy for escalating risks through various channels, with ultimate disclosure to the Board of Directors
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true